UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/06

Date of reporting period:	12/31/05

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 10.6%

Automobiles – 2.0%
	Renault SA	8,200	668,880
	Toyota Motor Corp.	23,000	1,193,539
		Automobiles Total	1,862,419
Hotels, Restaurants & Leisure – 2.0%
	Brinker International, Inc.	6,100	235,826
	Carnival Corp.	9,300	497,271
	GTECH Holdings Corp.	11,050	350,727
	McDonald’s Corp.	22,800	768,816
		Hotels, Restaurants & Leisure Total	1,852,640
Household Durables – 0.5%
	Ryland Group, Inc.	7,000	504,910
		Household Durables Total	504,910
Leisure Equipment & Products – 1.0%
	Sankyo Co., Ltd.	16,700	967,151
		Leisure Equipment & Products Total	967,151
Media – 1.8%
	McGraw-Hill Companies, Inc.	11,200	578,256
	News Corp., Class B	41,739	693,285
	Viacom, Inc., Class B	14,300	466,180
		Media Total	1,737,721
Multiline Retail – 0.7%
	Federated Department Stores, Inc.	10,400	689,832
		Multiline Retail Total	689,832
Specialty Retail – 1.8%
	Abercrombie & Fitch Co., Class A	4,000	260,720
	American Eagle Outfitters, Inc.	19,500	448,110
	Home Depot, Inc.	17,800	720,544
	Staples, Inc.	10,500	238,455
		Specialty Retail Total	1,667,829
Textiles, Apparel & Luxury Goods – 0.8%
	NIKE, Inc., Class B	9,100	789,789
		Textiles, Apparel & Luxury Goods Total	789,789
		CONSUMER DISCRETIONARY TOTAL	10,072,291
CONSUMER STAPLES – 6.6%

Beverages – 2.6%
	Coca-Cola Co.	22,400	902,944
	Diageo PLC	48,144	697,858

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)

Beverages – (continued)
	PepsiCo, Inc.	14,100	833,028
		Beverages Total	2,433,830
Food Products – 1.3%
	Hershey Co.	4,300	237,575
	Nestle SA, Registered Shares	1,566	468,352
	Orkla ASA	12,700	525,928
		Food Products Total	1,231,855
Household Products – 2.0%
	Clorox Co.	8,300	472,187
	Colgate-Palmolive Co.	17,400	954,390
	Procter & Gamble Co.	8,235	476,642
		Household Products Total	1,903,219
Tobacco – 0.7%
	Altria Group, Inc.	9,600	717,312
		Tobacco Total	717,312
		CONSUMER STAPLES TOTAL	6,286,216
FINANCIALS – 25.4%

Capital Markets – 2.0%
	Lehman Brothers Holdings, Inc.	5,500	704,935
	Merrill Lynch & Co., Inc.	8,600	582,478
	UBS AG, Registered Shares	6,000	571,211
		Capital Markets Total	1,858,624
Commercial Banks – 11.6%
	ABN AMRO Holding NV	19,065	498,595
	Barclays PLC	47,913	503,674
	Danske Bank A/S	24,600	866,582
	HBOS PLC	62,011	1,059,432
	HSBC Holdings PLC	29,120	467,442
	Lloyds TSB Group PLC	60,443	508,002
	Mitsubishi UFJ Financial Group, Inc.	43	583,372
	Mitsui Trust Holdings, Inc.	64,000	768,423
	Mizuho Financial Group, Inc.	101	801,594
	National Australia Bank Ltd.	29,381	697,871
	Royal Bank of Scotland Group PLC	29,134	879,695
	Societe Generale	10,130	1,246,063
	U.S. Bancorp	20,100	600,789
	Wachovia Corp.	14,143	747,599
	Westpac Banking Corp.	47,648	794,675
		Commercial Banks Total	11,023,808

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)

Consumer Finance – 1.7%
	Acom Co., Ltd.	6,750	433,840
	AmeriCredit Corp. (a)	9,100	233,233
	ORIX Corp.	2,700	687,964
	Takefuji Corp.	3,660	248,583
		Consumer Finance Total	1,603,620
Diversified Financial Services – 4.9%
	CIT Group, Inc.	15,700	812,946
	Citigroup, Inc.	28,900	1,402,517
	Fortis	37,215	1,187,386
	ING Groep NV	35,433	1,229,109
		Diversified Financial Services Total	4,631,958
Insurance – 4.8%
	Allianz AG, Registered Shares	5,531	837,770
	AXA	10,343	333,801
	Genworth Financial, Inc., Class A	10,800	373,464
	Hartford Financial Services Group, Inc.	9,600	824,544
	MetLife, Inc.	9,700	475,300
	SAFECO Corp.	10,500	593,250
	Sampo Oyj, Class A	30,800	536,752
	UnumProvident Corp.	25,400	577,850
		Insurance Total	4,552,731
Thrifts & Mortgage Finance – 0.4%
	Washington Mutual, Inc.	8,690	378,015
		Thrifts & Mortgage Finance Total	378,015
		FINANCIALS TOTAL	24,048,756
HEALTH CARE – 10.6%

Biotechnology – 1.2%
	Amgen, Inc. (a)	14,000	1,104,040
		Biotechnology Total	1,104,040
Health Care Providers & Services – 3.3%
	Aetna, Inc.	4,300	405,533
	CIGNA Corp.	9,000	1,005,300
	Express Scripts, Inc. (a)	9,800	821,240
	HCA, Inc.	13,000	656,500
	Lincare Holdings, Inc. (a)	5,900	247,269
		Health Care Providers & Services Total	3,135,842
Pharmaceuticals – 6.1%
	Abbott Laboratories	16,900	666,367
	AstraZeneca PLC	10,598	515,836
	GlaxoSmithKline PLC	16,095	406,788

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)

Pharmaceuticals – (continued)
	Johnson & Johnson	15,200	913,520
	Merck & Co., Inc.	26,300	836,603
	Novartis AG, Registered Shares	16,150	848,641
	Pfizer, Inc.	35,900	837,188
	Schering AG	7,317	490,303
	Takeda Pharmaceutical Co., Ltd.	4,700	254,259
		Pharmaceuticals Total	5,769,505
		HEALTH CARE TOTAL	10,009,387
INDUSTRIALS – 10.5%

Aerospace & Defense – 0.6%
	United Technologies Corp.	10,200	570,282
		Aerospace & Defense Total	570,282
Air Freight & Logistics – 0.6%
	United Parcel Service, Inc., Class B	7,700	578,655
		Air Freight & Logistics Total	578,655
Commercial Services & Supplies – 1.8%
	Equifax, Inc.	13,100	498,062
	R.R. Donnelley & Sons Co.	6,500	222,365
	Randstad Holding NV	12,946	562,339
	Waste Management, Inc.	11,800	358,130
		Commercial Services & Supplies Total	1,640,896
Construction & Engineering – 0.7%
	Vinci SA	7,974	685,846
		Construction & Engineering Total	685,846
Industrial Conglomerates – 1.3%
	General Electric Co.	20,400	715,020
	Tyco International Ltd.	16,600	479,076
		Industrial Conglomerates Total	1,194,096
Machinery – 4.0%
	Atlas Copco AB, Class B	31,000	618,478
	Eaton Corp.	7,200	483,048
	Illinois Tool Works, Inc.	5,400	475,146
	Ingersoll-Rand Co., Ltd., Class A	12,800	516,736
	Komatsu Ltd.	67,000	1,108,382
	Volvo AB, Class B	11,500	542,105
		Machinery Total	3,743,895

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)

Road & Rail – 0.4%
	Canadian National Railway Co.	5,123	410,475
		Road & Rail Total	410,475
Trading Companies & Distributors – 1.1%
	Mitsubishi Corp.	48,100	1,064,493
		Trading Companies & Distributors Total	1,064,493
		INDUSTRIALS TOTAL	9,888,638
INFORMATION TECHNOLOGY – 6.6%

Communications Equipment – 0.8%
	Cisco Systems, Inc. (a)	44,500	761,840
		Communications Equipment Total	761,840
Computers & Peripherals – 2.2%
	Dell, Inc. (a)	15,800	473,842
	International Business Machines Corp.	5,700	468,540
	Logitech International SA registered shares(a)	12,109	569,027
	NCR Corp. (a)	16,400	556,616
		Computers & Peripherals Total	2,068,025
Internet Software & Services – 0.5%
	Google, Inc., Class A (a)	1,194	495,343
		Internet Software & Services Total	495,343
IT Services – 0.6%
	Indra Sistemas SA	26,212	512,345
		IT Services Total	512,345
Office Electronics – 1.0%
	Canon, Inc.	16,800	982,914
		Office Electronics Total	982,914
Software – 1.5%
	Autodesk, Inc.	21,700	932,015
	Microsoft Corp.	19,800	517,770
		Software Total	1,449,785
		INFORMATION TECHNOLOGY TOTAL	6,270,252
MATERIALS – 3.0%

Chemicals – 2.2%
	Linde AG	8,688	676,492
	Mitsubishi Chemical Holdings Corp.	85,000	535,507
	Syngenta AG (a)	6,835	850,441
		Chemicals Total	2,062,440
Metals & Mining – 0.8%
	Phelps Dodge Corp.	2,200	316,514

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)

Metals & Mining – (continued)
	Rio Tinto Ltd.	8,858	448,073
		Metals & Mining Total	764,587
		MATERIALS TOTAL	2,827,027
UTILITIES – 26.2%

Chemicals – 0.8%
	BASF AG	10,219	782,879
		Chemicals Total	782,879
Communications Equipment – 1.4%
	Avaya, Inc. (a)	42,200	450,274
	Nokia Oyj	45,500	832,252
		Communications Equipment Total	1,282,526
Diversified Telecommunication Services – 2.6%
	AT&T, Inc.	14,000	342,860
	Belgacom SA	11,323	369,316
	BT Group PLC	195,890	750,732
	France Telecom SA	20,200	501,971
	Telecom Italia S.p.A.	3	8
	Verizon Communications, Inc.	16,400	493,968
		Diversified Telecommunication Services Total	2,458,855
Electric Utilities – 3.1%
	E.ON AG	8,453	874,556
	Edison International	11,800	514,598
	Exelon Corp.	9,100	483,574
	Fortum Oyj	30,800	577,592
	Scottish Power PLC	52,157	487,716
		Electric Utilities Total	2,938,036
Energy Equipment & Services – 1.8%
	BJ Services Co.	22,000	806,740
	Schlumberger Ltd.	9,600	932,640
		Energy Equipment & Services Total	1,739,380
Gas Utilities – 1.5%
	Enagas SA	36,460	682,007
	Tokyo Gas Co., Ltd.	174,000	773,104
		Gas Utilities Total	1,455,111
Metals & Mining – 1.1%
	BHP Billiton Ltd.	62,533	1,042,927
		Metals & Mining Total	1,042,927

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)

Multi-Utilities – 0.7%
	PG&E Corp.	6,400	237,568
	Sempra Energy	9,000	403,560
		Multi - Utilities Total	641,128
Oil, Gas & Consumable Fuels – 8.4%
	Arch Coal, Inc.	8,600	683,700
	BP PLC	63,268	673,798
	Chevron Corp.	17,500	993,475
	ConocoPhillips	14,200	826,156
	ENI S.p.A.	33,585	931,607
	Exxon Mobil Corp.	29,100	1,634,547
	Norsk Hydro ASA	7,000	718,741
	Total SA	5,690	1,429,462
		Oil, Gas & Consumable Fuels Total	7,891,486
Semiconductors & Semiconductor Equipment – 3.0%
	Intel Corp.	43,500	1,085,760
	KLA-Tencor Corp.	4,700	231,851
	MEMC Electronic Materials, Inc. (a)	29,900	662,883
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	89,919	891,097
		Semiconductors & Semiconductor Equipment Total	2,871,591
Wireless Telecommunication Services – 1.8%
	NTT DoCoMo, Inc.	442	674,609
	Vodafone Group PLC	462,241	998,084
		Total Wireless Telecommunication Services	1,672,693
		UTILITIES TOTAL	24,776,612

	Total Common Stocks (cost of $81,371,811)		94,179,179

		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Government Agency Obligation maturing 08/15/19, market value of $639,975 (repurchase proceeds $627,235)	627,000	627,000

	Total Short-Term Obligation (cost of $627,000)		627,000

Total Investments – 100.2% (cost of $81,998,811)(b)(c)	94,806,179

Other Assets & Liabilities, Net – (0.2)%	(185,763)

Net Assets – 100.0%	94,620,416

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $81,998,811.

(c)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$17,194,356	$(4,386,988)	$12,807,368

Summary of Securities by Country (Unaudited)	Value ($)	% of Total Investments
United States*	45,644,312	48.2%

Japan	11,077,734	11.7

United Kingdom	7,953,755	8.4

France	4,866,023	5.1

Germany	3,662,000	3.9

Switzerland	3,310,255	3.5

Australia	2,983,545	3.1

Netherlands	2,290,043	2.4

Finland	1,946,595	2.1

Belgium	1,556,702	1.6

Denmark	1,299,100	1.4

Norway	1,244,670	1.3

Spain	1,194,352	1.3

Sweden	1,160,583	1.2

Italy	931,614	1.0

Netherlands Antilles	932,640	1.0

Taiwan	891,132	0.9

Denmark	866,582	0.9

Panama	497,271	0.5

Canada	497,271	0.5

	94,806,179	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006